Expense Example - FidelitySAIMunicipalBondIndexFund-PRO - FidelitySAIMunicipalBondIndexFund-PRO - Fidelity SAI Municipal Bond Index Fund - Fidelity SAI Municipal Bond Index Fund	Aug. 29, 2024 USD ($)
Expense Example:
1 year	$ 7
3 years	41
5 years	82
10 years	$ 204